Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Summary of movements in intangible assets
The movements in intangible assets for the years ended December 31, 2022 and 2021 have been as follows:

(in €‘000)	Software and licenses	Internally developed software	Customer relationships	Goodwill	Total
Cost	1,172	9,802	—	—	10,974
Accumulated amortization and impairment	(974)	(5,990)	—	—	(6,964)
Carrying amount at January 1, 2021	198	3,812	—	—	4,010
Movements in 2021
Additions	4,034	3,009	—	—	7,043
Disposals	—	—	—	—	—
Amortization	(97)	(2,623)	—	—	(2,720)
Amortization of disposals	—	—	—	—	—
Impairments	—	—	—	—	—
Reclassifications	—	—	—	—	—
Carrying amount at December 31, 2021	4,135	4,198	—	—	8,333
Cost	5,206	12,811	—	—	18,017
Accumulated amortization and impairment	(1,071)	(8,613)	—	—	(9,684)
Carrying amount at December 31, 2021	4,135	4,198	—	—	8,333
Movements in 2022
Acquisition of subsidiary (MOMA)	2,120	—	6,560	10,724	19,404
Additions	—	1,322	—	—	1,322
Disposals	—	—	—	—	—
Amortization	(1,252)	(2,208)	(231)	—	(3,691)
Amortization of disposals	—	—	—	—	—
Impairments	—	—	—	—	—
Reclassifications	(720)	—	—	—	(720)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(2,323)	(10,821)	(231)	—	(13,375)
Carrying amount at December 31, 2022	4,283	3,312	6,329	10,724	24,648